Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 1.52	$ 1.36	$ 1.20